SUMMARY OF MATERIAL ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis for presentation of the financial statements

a.    Basis for presentation of the financial statements

The consolidated financial statements of the Company have been prepared in accordance with IFRS Accounting Standards as issued by the International Accounting Standards Board. (“IASB”).

The material accounting policies described below have been applied consistently in relation to all the periods presented, except for the adoption of IAS 1 amendments effective January 1, 2024, as described in note 2(m)(1).

The preparation of financial statements in conformity with IFRS requires the use of certain critical accounting estimates. It also requires management to exercise its judgment in applying the Company’s accounting policies. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are material to the financial statements, are disclosed in note 3. Actual results could differ significantly from those estimates and assumptions.

Translation of foreign currency transactions and balances

b.    Translation of foreign currency transactions and balances

1)    Functional and presentation currency

Items included in the consolidated financial statements are measured using the currency of the primary economic environment in which the Company and its subsidiary operate (the “Functional Currency”). The consolidated financial statements are presented in U.S. dollars (“$”), which is the Company’s functional and presentation currency.

2)   Transactions and balances

Foreign currency transactions in currencies different from the Functional Currency (hereafter foreign currency, mostly New Israeli Shekel (“NIS”) and Euro are translated into the Functional Currency using the exchange rates at the dates of the transactions. Foreign exchange differences resulting from the settlement of such transactions and from the translation of period-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recorded in the Consolidated Statements of Comprehensive Income (Loss) under financial income or financial expenses.

Trade receivables

c.    Trade receivables

Trade receivables are recognized initially at the amount of consideration that is unconditional. They are subsequently measured at amortized cost, less allowance for expected credit losses. The Company measures the loss allowance for expected credit losses on trade receivables based on lifetime expected credit losses.

Inventory

d.     Inventory

The Company’s inventory is stated at the lower of cost or net realizable value. Cost of inventory is determined using the first-in, first-out method.

Net realizable value is the estimated selling price in the ordinary course of business, less the estimated costs of completion and the estimated costs necessary to make the sale.

The Company continually evaluates inventory for potential loss due to excess quantity or obsolete or slow-moving inventory by comparing sales history and sales projections to the inventory on hand. When evidence indicates that the carrying value of a product may not be recoverable, a charge is recorded to reduce the inventory to its current net realizable value.

Fixed assets

Fixed assets items are stated at cost less accumulated depreciation.

Depreciation is computed by the straight-line method, to reduce the cost of fixed assets to their residual value over their estimated useful lives as follows:

%
Computer equipment	33
Office furniture and equipment	8-15

Leasehold improvements are depreciated by the straight-line method over the shorter of the term of the lease or the estimated useful life of the improvements.

Intangible assets

f.    Intangible assets

1)    Licenses

The Company’s intangible assets represent in-licenses of development-phase compounds acquired by the Company, where the Company continues or has the option to continue to do the development work (“R&D assets”), as well as commercialization rights for approved products ("Commercialization assets") which were fully derecognized in 2023 as part of the sale of the rights to Movantik® asset (See also note 15(6)).

R&D assets that are available for use are stated at cost and amortized on a straight-line basis over their useful life from the time they are available for use. R&D assets that are not available for use are not amortized and are tested for impairment at least annually.

Amounts due for future payments based on contractual agreements are accrued upon reaching the relevant milestones.

All intangible assets are tested for impairment if any events have occurred or changes in circumstances have taken place which might indicate that their carrying amounts may not be recoverable. See also note 3 for key assumptions used in the determination of the recoverable amounts.

Research and development

2)    Research and development

Research expenses are recognized as an expense as incurred.

Research and development costs for the performance of pre-clinical trials, clinical trials, and    manufacturing by subcontractors are recognized as expenses when incurred.

Financial liabilities

g.     Financial liabilities

Non-derivative financial liabilities are initially recognized at their fair value minus transaction costs and are subsequently measured at amortized cost. In case there is a difference between the fair value at initial recognition and the transaction price (“day 1 loss”), the financial liabilities are adjusted to reflect the day 1 loss and changes are recorded to profit or loss while unrecognized day 1 loss is amortized over the contractual life of the instrument. Any amounts not recognized in profit or loss before the date of exercise or maturity will be recognized in profit or loss on that date.

Warrants exercisable to the Company’s ordinary shares are classified as an equity instrument only if the warrants are settled by the Company exchanging a fixed amount of cash for a fixed number of its own equity instruments (the ‘fixed for fixed’ criteria). Otherwise, the warrants are classified as a derivative financial liability measured at fair value through profit or loss.

Transaction costs relating to the issuance of derivative financial liabilities measured at fair value through profit or loss are expensed to profit or loss.

Financial liabilities are included in current liabilities, except for those with maturities greater than 12 months after the Statements of Financial Position date (for which they are classified as noncurrent liabilities).

Financial liabilities are derecognized when, and only when, they are extinguished. The difference between the carrying amount of the financial liability extinguished and the consideration paid, including any non-cash assets transferred, is recognized in profit or loss. As for the accounting for the extinguishment of the financial liability to HCR, as well as the Global Termination Agreement which terminated all remaining credit ties related to this transaction, see note 15(6).

Share-based payments

The Company operates several equity-settled, share-based compensation plans to employees and service providers. As part of the plans, the Company grants employees and service providers, from time to time and at its discretion, options to purchase Company shares. For employees, the total amount recognized as an expense over the vesting period of the options is determined by reference to the fair value of the options at the grant date. For service providers, the Company measures the awards based on the fair value of the asset or service received. The amounts are recorded against the accumulated deficit within equity.

Vesting conditions (other than market conditions) are included in the assumptions about the number of options that are expected to vest.

At the end of each reporting period, the Company revises its estimates of the number of options that are expected to vest based on non-market vesting conditions. The Company recognizes the impact of the revision to original estimates, if any, in profit or loss, with a corresponding adjustment to accumulated deficit.

When exercising options, the Company issues new shares. The proceeds, less directly attributable transaction costs, are recognized as share capital (par value) and additional paid-in capital.

Revenue from contracts with customers

i.    Revenue from contracts with customers

The Company generated revenue in the years presented in these financial statements mainly from product sales, including in-licensed products.

1)	Revenue from the sale of products

The Company sells products mainly to wholesale distributors. Revenue is recognized at a point in time when control over the product is transferred to the customer (upon delivery), at the net selling price, which reflects reserves for variable consideration, including discounts and allowances.

The Company estimates variable consideration and includes it in the transaction price only to the extent it is highly probable that a significant reversal of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved.

The specific considerations the Company uses in estimating these amounts related to variable consideration are as follows:

Trade discounts and distribution fees - The Company offers discounts to its customers, as an incentive for prompt payment. The Company records these discounts as a reduction of revenue in the period the related revenue from the sale of products is recognized. In addition, distribution fees are paid to certain distributors based on contractually determined rates from the gross consideration. As the fee paid to the customer is not for a distinct good or service, it is recognized as a reduction of revenue in the period the related revenue from the sale of products is recognized.

Rebates and patient discount programs - The Company offers various rebate and patient discount programs, which result in discounted prescriptions to qualified patients. The Company estimates the allowance for these rebates and coupons based on historical and estimated utilization of the rebate and discount programs, at the time the revenues are recognized. These estimates are recognized as a reduction of revenue. See also notes 3 and 13.

Product returns - The Company offers customers a right of return of expired products. The Company estimates the amount of product sales that may be returned by its customers and records this estimate as a reduction of revenue at the time of sale, based on historical rates of return, or, if such historical data is not available, the Company estimates product returns based on its own sales information, its visibility into the inventory remaining in the distribution channel and product dating.

2)	Practical expedients and exemptions

The Company expenses sales commissions when incurred since the amortization period of the asset that the Company otherwise would have recognized would have been for less than one year. These costs are recorded as selling and marketing expenses.

3)    Revenues from licensing

Licenses of intellectual property (“IP”) rights are distinct from other promises in a contract with a customer (such as manufacturing and supply services) if the customer can benefit from the IP either on its own or together with other resources that are readily available to the customer and if the Company’s promise to license the IP is separately identifiable from other promises in the contract.

If the promise to grant the license is distinct, the Company determines whether the nature of the promise in granting the license is to provide the customer with either a right to access the Company’s IP as it exists throughout the license period or a right to use the Company’s IP as it exists at the point in time at which the license is granted. Accordingly, revenue from a license providing a right of use to the Company’s IP is recognized at the point in time when control of the distinct license is transferred to the customer.

Sales -based royalties that are allocated to license of IP are recognized only when (or as) the later of the following occurs: (a) the subsequent sale occurs; and (b) the performance obligation to which some or all the sales-based royalty has been allocated has been satisfied (or partially satisfied).

The Company applies a practical expedient in the standard and does not adjust the transaction price for the effects of significant financing components if, at contract inception, the Company expects the period between customer payment and the transfer of goods or services to be one year or less.

Revenue from achieving additional milestones is recognized only when it is highly probable that a significant reversal of cumulative revenues will not occur, usually upon achievement of the specific milestone, in accordance with the relevant agreement.

Earnings (Loss) per share

j.    Earnings (Loss) per share

The computation of basic earnings (loss) per share is based on the Company’s earnings (loss) divided by the weighted average number of ordinary shares and pre-funded warrants outstanding during the period.

In calculating the diluted earnings (loss) per share, using the treasury stock method, the Company adds the weighted average of the number of shares to be issued to the average number of shares outstanding including pre-funded warrants used to calculate the basic earnings (loss) per share, assuming all shares that have a potentially dilutive effect have been exercised into shares.

Deferred taxes	k. Deferred taxes Since the Company is unable to assess whether it will have taxable income in the foreseeable future, no deferred tax assets were recorded in these financial statements.
Leases

l.    Leases

The leases are recognized as a right-of-use asset and a corresponding liability at the date at which the leased asset is available for use by the Company. Each lease payment is allocated between the liability and finance cost. The finance cost is charged to profit or loss over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period.

The right-of-use asset is depreciated over the shorter of the asset’s useful life and the lease term on a straight-line basis.

Assets and liabilities arising from a lease are initially measured on a present value basis. Lease liabilities include the net present value of fixed lease payments and variable lease payments that are based on an index or a rate.

The lease payments are discounted using the lessee’s incremental borrowing rate, as the interest rate implicit in the lease is not readily determined.

Right-of-use assets are measured at cost being the amount of the initial measurement of the lease liability.

Payments associated with short-term leases and leases of low-value assets are not recognized as right-of-use assets or lease liabilities but are recognized on a straight-line basis as an expense in profit or loss. Short-term leases are leases with a lease term of 12 months or less. Low-value assets include IT-equipment and small items of office furniture.

Contracts may contain both lease and non-lease components. For leases of properties, the Company allocates the consideration in the contract to the lease and non-lease components based on their relative stand-alone prices. However, for leases of vehicles, the Company has elected not to separate lease and non-lease components and instead accounts for these as a single lease component.

New international financial reporting standards, amendments to standards and new interpretations

m.    New international financial reporting standards, amendments to standards and new interpretations:

1)	Classification of Liabilities as Current or Non-Current (Amendment to IAS 1)

The narrow-scope amendments to IAS 1, “Presentation of Financial Statements,” clarify that liabilities are classified as either current or noncurrent, depending on the rights that exist at the end of the reporting period. Classification is unaffected by the entity’s expectations or events after the reporting date. The amendments also clarify what IAS 1 means when it refers to the settlement’ of a liability. The amendments may affect the classification of liabilities, particularly for entities that previously considered management’s intentions to determine classification and for some liabilities that can be converted into equity. The Company adopted these amendments effective January 1, 2024. The impact on the Company’s financial statements of these amendments was the reclassification of the Company’s derivative financial instruments from non-current to current as of its effective date, as the Company does not have the right to defer settlement of liability for at least twelve months after the reporting period. The Company has retrospectively applied the amendments in these interim financial statements and, accordingly, has retrospectively adjusted the comparative balance sheet for December 31, 2023, to reclassify its warrant liabilities ($741 as of December 31, 2023) from non-current to current. Adoption of the amendments had no other impact on the Company’s financial statements.

2)	In its July 2024 Board meeting, the IASB approved an IFRIC agenda decision on ‘Disclosure of Revenues and Expenses for Reportable Segments (IFRS 8 Operating Segments)’. IFRS 8 Operating Segments requires an entity to disclose specific information about assets, liabilities and profit or loss by segment. Specifically, IFRS 8 paragraph 23 requires an entity to disclose certain specified items of profit or loss if these are included in the measure of segment profit or loss reviewed by the chief operating decision maker or are otherwise regularly provided to the chief operating decision maker, even if not included in that measure of segment profit or loss. Management of the Company has implemented the agenda decision in these December 2024 annual financial statements (see note 24).
3)	IFRS 18, Presentation and Disclosure in the Financial Statements

This standard replaces the international accounting standard IAS 1, “Presentation of Financial Statements.” As part of the new disclosure requirements, companies will be required to present new defined subtotals in the statements of income, as follows: (1) operating profit and (2) profit before financing and tax. In addition, income statement items will be classified into three defined categories: operating, investment and financing. The standard also includes a requirement to provide a separate disclosure in the financial statements regarding the use of management-defined performance measures (“non-GAAP measures”), and specific instructions were added for the grouping and splitting of items in the financial statements and in the notes to the financial statements. IFRS 18 is effective for annual reporting periods beginning on or after January 1, 2027, with an option for early adoption.